Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital	We monitor the following measures to evaluate our ability to service debt, make strategic investments and ensure we are in compliance with our debt covenants: 2021 2020 Adjusted net debt to adjusted EBITDA 1.4 2.6 Adjusted EBITDA to adjusted finance costs 14.3 7.4 Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00) 0.32 : 1.00 0.34 : 1.00
Adjusted Total Debt	2021 2020 Short-term debt 1,560 159 Current portion of long-term debt 545 14 Current portion of lease liabilities 286 249 Long-term debt 7,521 10,047 Lease liabilities 934 891 Total debt 10,846 11,360 Letters of credit - financial 114 150 Adjusted total debt 10,960 11,510
Adjusted Finance Costs	2021 2020 Finance costs 613 520 Unwinding of discount on asset retirement obligations 9 (33) Borrowing costs capitalized to property, plant and equipment 29 20 Interest on net defined benefit pension and other post-retirement plan obligations (9) (13) Loss on early extinguishment of debt (142) ‐ Adjusted finance costs 500 494